Leases - Schedule of Components Lease Expense (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Lessee Lease Description [Line Items]
Total lease cost	$ 40,545
Cost of sales or Selling, general and administrative expense [Member]
Lessee Lease Description [Line Items]
Operating lease cost	24,539
Variable lease cost	8,382
Depreciation and amortization [Member]
Lessee Lease Description [Line Items]
Amortization of right-of-use assets	5,317
Interest expense and other [Member]
Lessee Lease Description [Line Items]
Interest on lease liability	$ 2,307